Discontinued operations - Net cash flows and Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities classified as held for sale
Discontinued operations
Operating	$ 4,364,434	$ 136,246	$ (2,287,397)
Investing	(62,764)	(1,323,214)	(611,223)
Financing	2,441,134	876,749
Net cash inflow	$ 6,742,804	$ (310,219)	$ (2,898,620)
Basic, loss for the year from discontinued operations	$ (0.13)	$ (0.14)	$ (0.11)
Diluted, loss for the year from discontinued operations	$ (0.13)	$ (0.14)	$ (0.11)
Volt Line BV
Discontinued operations
Operating	$ 60,959
Investing	(62,764)
Financing	407,615
Net cash inflow	405,810
Swvl Pakistan (Private) Ltd.
Discontinued operations
Operating	53,629	$ 758,461	$ (1,137,133)
Investing		(7,523)	29,336
Net cash inflow	53,629	750,938	(1,107,797)
Shotl Transportation, S.L.
Discontinued operations
Operating	183,969	(22,637)
Investing		(998,920)
Financing	777,006	876,749
Net cash inflow	960,975	(144,808)
Swvl NBO Limited
Discontinued operations
Operating	51,489	(238,797)	(199,777)
Net cash inflow	51,489	(238,797)	(199,777)
Swvl Technologies Ltd.
Discontinued operations
Operating	367,932	(212,449)	(950,487)
Investing		(316,771)	(640,559)
Net cash inflow	367,932	(529,220)	$ (1,591,046)
Smart Way Transportation LLC
Discontinued operations
Operating	460,595	(146,976)
Net cash inflow	460,595	(146,976)
Swvl My For Information Technology SDN BHD
Discontinued operations
Operating	12,876	(1,356)
Net cash inflow	12,876	$ (1,356)
Viapool Inc
Discontinued operations
Operating	2,094,972
Net cash inflow	2,094,972
Swvl Germany GmbH
Discontinued operations
Operating	1,078,013
Financing	1,256,513
Net cash inflow	$ 2,334,526